Eaton Vance Management

Two International Place

Boston, MA 02110

(617)482-8260

www.eatonvance.com

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the form of prospectus and form of statement of additional information for Eaton Vance Emerging Markets Debt Fund, do not differ from those contained in Post-Effective Amendment No. 297 (“Amendment No. 297”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 297 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-18-000890) on April 30, 2018.

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: May 3, 2018